Fair Value Measurements (Details 2) (Predecessor, USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Life settlement contracts, at fair market value
Unobservable Input
Discount rate (as a percent)		18.50%	18.50%
Life settlement contracts, at fair market value | Minimum
Unobservable Input
Life expectancy		16 months	19 months
Life settlement contracts, at fair market value | Maximum
Unobservable Input
Life expectancy		260 months	270 months
Life settlement contracts, at fair market value | Weighted Avg
Unobservable Input
Life expectancy		147 months	141 months
Level 3
Quantitative information about fair value measurements
Fair Value of Assets	$ 3,895,131	$ 3,624,986	$ 3,060,069
Fair Value of Liabilities	3,437,861	3,229,591	2,663,873
Level 3 | VIE long-term debt issued by securitization and permanent financing trusts, at fair market value
Quantitative information about fair value measurements
Fair Value of Liabilities	3,437,861	3,229,591	2,663,873
Level 3 | VIE long-term debt issued by securitization and permanent financing trusts, at fair market value | Discounted cash flow | Minimum
Unobservable Input
Discount rate (as a percent)	0.74%	0.53%	1.27%
Level 3 | VIE long-term debt issued by securitization and permanent financing trusts, at fair market value | Discounted cash flow | Maximum
Unobservable Input
Discount rate (as a percent)	12.67%	12.38%	11.66%
Level 3 | VIE long-term debt issued by securitization and permanent financing trusts, at fair market value | Discounted cash flow | Weighted Avg
Unobservable Input
Discount rate (as a percent)	3.60%	3.43%	4.41%
Level 3 | VIE and other finance receivables, at fair market value
Quantitative information about fair value measurements
Fair Value of Assets	3,888,893	3,615,188	3,041,090
Level 3 | VIE and other finance receivables, at fair market value | Discounted cash flow | Minimum
Unobservable Input
Discount rate (as a percent)	2.59%	2.68%	3.50%
Level 3 | VIE and other finance receivables, at fair market value | Discounted cash flow | Maximum
Unobservable Input
Discount rate (as a percent)	12.98%	12.52%	12.26%
Level 3 | VIE and other finance receivables, at fair market value | Discounted cash flow | Weighted Avg
Unobservable Input
Discount rate (as a percent)	3.99%	3.99%	5.01%
Level 3 | Notes receivable, at fair market value
Quantitative information about fair value measurements
Fair Value of Assets	6,238	8,074	12,765
Level 3 | Notes receivable, at fair market value | Discounted cash flow
Unobservable Input
Discount rate (as a percent)	7.71%	9.78%	10.80%
Level 3 | Notes receivable, at fair market value | Discounted cash flow | Weighted Avg
Unobservable Input
Discount rate (as a percent)	7.71%	9.78%	10.80%
Level 3 | Life settlement contracts, at fair market value
Quantitative information about fair value measurements
Fair Value of Assets		$ 1,724	$ 6,214
Level 3 | Life settlement contracts, at fair market value | Discounted cash flow
Unobservable Input
Discount rate (as a percent)	18.50%	18.50%	18.50%
Level 3 | Life settlement contracts, at fair market value | Discounted cash flow | Weighted Avg
Unobservable Input
Discount rate (as a percent)	18.50%	18.50%	18.50%
Level 3 | Life settlement contracts, at fair market value | Model actuarial pricing | Minimum
Unobservable Input
Life expectancy	7 months	16 months	19 months
Level 3 | Life settlement contracts, at fair market value | Model actuarial pricing | Maximum
Unobservable Input
Life expectancy	251 months	260 months	270 months
Level 3 | Life settlement contracts, at fair market value | Model actuarial pricing | Weighted Avg
Unobservable Input
Life expectancy	140 months	147 months	141 months